Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity securities
Amortized cost	2	452
Available-for-sale securities
Amortized cost	4,979	7,661
Gross unrealized gains	196	291
Gross unrealized losses	17	7
Fair value	5,158	7,945
Debt securities
Held-to-maturity securities
Amortized cost	2	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	452
Available-for-sale securities
Amortized cost	4,897	7,582
Gross unrealized gains	186	280
Gross unrealized losses	17	7
Fair value	5,066	7,855
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	321	267
Gross unrealized gains	27	15
Gross unrealized losses	0	0
Fair value	348	282
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	2	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	2	452
Available-for-sale securities
Amortized cost	3,211	5,975
Gross unrealized gains	121	233
Gross unrealized losses	12	2
Fair value	3,320	6,206
Corporate debt securities
Available-for-sale securities
Amortized cost	778	969
Gross unrealized gains	18	19
Gross unrealized losses	5	4
Fair value	791	984
Collateralized debt obligations
Available-for-sale securities
Amortized cost	587	371
Gross unrealized gains	20	13
Gross unrealized losses	0	1
Fair value	607	383
Equity securities
Available-for-sale securities
Amortized cost	82	79
Gross unrealized gains	10	11
Gross unrealized losses	0	0
Fair value	92	90
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	67	69
Gross unrealized gains	9	10
Gross unrealized losses	0	0
Fair value	76	79
Industry and all other
Available-for-sale securities
Amortized cost	15	10
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	16	11